Net income per share	12 Months Ended
Dec. 31, 2025
Net loss per share:
Net income per share

Note 10 - Net income per share

The Company computes basic net income per share using the weighted-average number of shares of common stock outstanding. Diluted net income per share amounts are calculated using the treasury stock method for equity-based compensation awards. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock, using the treasury stock method or if-converted method, as applicable.

As of December 31, 2025, the Company had the following potentially dilutive securities outstanding:

●	Convertible debt: 102,372 shares
●	Common stock payable: 56,667 shares
●	Warrants: 2,340,000 shares
●	Stock options: 175,000 shares
●	Restricted stock units: 822,592 shares

Potentially dilutive securities include convertible debt, common stock payable, warrants, stock options, and restricted stock units. For the year ended December 31, 2025, these instruments were excluded from the computation of diluted net income (loss) per share as their inclusion would have been anti-dilutive.

The following is a reconciliation of the numerator and denominator in the basic and diluted net income per common share computations for the Successor entity:

	For the Year Ended December 31, 2025	Predecessor From January 1 to September 24, 2024	Successor From September 25 to December 31, 2024
Net loss	$(6,278,191)	$(654,640)	$(862,791)

Weighted-average common shares outstanding – basic and diluted	13,565,096	NA	13,089,592

Net loss per share:
Basic and diluted	$(0.46)	NA	$(0.07)